Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Retailing Portfolio
May 31, 2026
RET-NPRT1-0726
1.802188.122
Common Stocks - 95.8%
	Shares	Value ($)
BRAZIL - 2.3%
Consumer Discretionary - 2.3%
Broadline Retail - 2.3%
MercadoLibre Inc (a)	31,613	53,604,583
CANADA - 0.7%
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Aritzia Inc Subordinate Voting Shares (a)	144,337	16,206,700
FINLAND - 0.7%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Amer Sports Inc (a)	460,439	16,382,420
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Kering SA	8,300	2,444,513
GERMANY - 1.0%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG	34,000	6,567,289
Birkenstock Holding Plc (a)(b)	362,500	16,337,875

TOTAL GERMANY		22,905,164
UNITED STATES - 91.0%
Consumer Discretionary - 65.0%
Broadline Retail - 28.1%
Amazon.com Inc (a)	2,153,247	582,754,768
eBay Inc	447,800	48,931,106
Etsy Inc (a)	397,879	27,023,942
		658,709,816
Household Durables - 0.4%
Somnigroup International Inc	134,541	9,526,848
Specialty Retail - 29.3%
Abercrombie & Fitch Co Class A (a)(b)	239,808	18,517,974
American Eagle Outfitters Inc	1,060,492	16,755,774
Bath & Body Works Inc	1,024,675	20,513,994
Boot Barn Holdings Inc (a)(b)	107,800	18,311,986
Burlington Stores Inc (a)	93,500	30,278,105
Carvana Co Class A (a)	176,145	12,858,585
Dick's Sporting Goods Inc (b)	49,412	11,244,689
Five Below Inc (a)	80,300	18,257,008
Floor & Decor Holdings Inc Class A (a)(b)	426,124	21,902,774
Group 1 Automotive Inc (b)	74,538	23,579,351
Home Depot Inc/The	93,402	29,621,510
Lowe's Cos Inc	622,803	133,504,051
O'Reilly Automotive Inc (a)	762,970	66,286,834
RH (a)(b)	109,549	16,266,931
Ross Stores Inc	318,332	73,767,074
Signet Jewelers Ltd (b)	182,100	15,913,719
TJX Cos Inc/The	437,972	67,776,167
Ulta Beauty Inc (a)	41,231	20,980,394
Urban Outfitters Inc (a)(b)	259,811	18,875,269
Warby Parker Inc Class A (a)(b)	516,867	12,673,579
Wayfair Inc Class A (a)	132,381	9,565,851
Williams-Sonoma Inc	142,175	28,942,565
		686,394,184
Textiles, Apparel & Luxury Goods - 7.2%
Crocs Inc (a)(b)	118,200	14,026,794
Deckers Outdoor Corp (a)	262,258	29,858,074
Kontoor Brands Inc (b)	253,200	18,172,164
NIKE Inc Class B	581,914	26,901,884
PVH Corp (b)	308,672	28,792,924
Ralph Lauren Corp Class A	50,900	18,522,510
Tapestry Inc	119,416	17,370,251
VF Corp (b)	863,000	14,826,340
		168,470,941
TOTAL CONSUMER DISCRETIONARY		1,523,101,789
Consumer Staples - 26.0%
Consumer Staples Distribution & Retail - 26.0%
BJ's Wholesale Club Holdings Inc (a)	60,000	5,116,800
Casey's General Stores Inc	54,369	41,708,635
Costco Wholesale Corp	162,400	155,306,368
Dollar Tree Inc (a)	512,096	59,628,458
Kroger Co/The	332,800	20,683,520
Sprouts Farmers Market Inc (a)(b)	347,800	28,735,236
Target Corp	496,575	63,099,785
Walmart Inc	2,047,179	236,960,969
TOTAL CONSUMER STAPLES		611,239,771
TOTAL UNITED STATES		2,134,341,560
TOTAL COMMON STOCKS (Cost $1,184,262,239)		2,245,884,940

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	29,977,053	29,983,048
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	63,428,328	63,434,671
TOTAL MONEY MARKET FUNDS (Cost $93,417,719)			93,417,719

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,277,679,958)	2,339,302,659
NET OTHER ASSETS (LIABILITIES) - 0.2%	5,125,610
NET ASSETS - 100.0%	2,344,428,269

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $72,994,656.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	788,126	128,849,837	99,654,915	41,475	-	-	29,983,048	29,977,053	0.0%
Fidelity Securities Lending Cash Central Fund	74,753,822	346,763,294	358,082,445	21,125	-	-	63,434,671	63,428,328	0.2%
Total	75,541,948	475,613,131	457,737,360	62,600	-	-	93,417,719

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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